UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22082

Name of Fund: BlackRock EcoSolutions Investment Trust (BQR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock EcoSolutions Investment Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Agriculture—6.4%
158,200	ABB Grain Ltd.	$658,265
100,000	Agria Corp. (ADR) (a)	122,000
57,500	Archer Daniels Midland Co.	1,574,350
525,200	BrasilAgro - Companhia Brasileira de Propriedades Agricolas	1,448,827
34,400	Bunge Ltd.	1,477,136
74,900	Cresud SACIF y A (ADR)	573,734
500,000	IOI Corp. Bhd	535,754
120,000	SLC Agricola S.A.	646,552

		7,036,618

	Auto Parts & Equipment—0.4%
33,000	Johnson Controls, Inc.	412,830

	Biotechnolgy—1.0%
13,500	Novozymes A/S	1,073,114

	Building Materials—0.1%
23,600	Kingspan Group Plc	79,875

	Chemicals—23.0%
52,450	Agrium, Inc.	1,755,502
21,250	CF Industries Holdings, Inc.	998,750
400,000	Incitec Pivot Ltd.	657,040
130,000	Israel Chemicals Ltd.	884,124
112,200	Johnson Matthey Plc	1,573,716
48,360	K+S AG	2,285,089
190,000	Makhteshim-Agan Industries Ltd.	593,743
53,700	Monsanto Co.	4,084,422
54,950	Mosaic Co. (The)	1,960,066
99,500	Nufarm Ltd.	703,123
35,500	Potash Corp. of Saskatchewan	2,657,530
4,611,000	Sinofert Holdings Ltd.	2,608,872
11,320	Syngenta AG	2,189,175
130,000	Umicore	2,416,624

		25,367,776

	Commercial Services—0.5%
27,900	Quanta Services, Inc. (a)	596,502

	Electric—4.9%
41,700	FPL Group, Inc.	2,149,635
543,000	Hera S.p.A.	988,090
188,400	Iberdrola S.A.	1,458,803
24,500	Ormat Technologies, Inc.	759,255

		5,355,783

	Electrical Components & Equipment—5.7%
63,500	American Superconductor Corp. (a)(b)	1,027,430
83,800	Gamesa Corp. Tecnologica S.A.	1,403,452
19,100	General Cable Corp. (a)	314,386
20,600	Nordex AG (a)	235,618
69,900	Vestas Wind Systems A/S (a)	3,366,395

		6,347,281

	Electronics—5.7%
59,350	Itron, Inc. (a)	3,875,555
52,510	Trimble Navigation Ltd. (a)	778,198
73,100	Watts Water Technologies, Inc.	1,628,668

		6,282,421

	Energy-Alternate Sources—5.3%
360,099	D1 Oils Plc (a)	59,301
7,300	First Solar, Inc. (a)(b)	1,042,440
331,600	Iberdrola Renovables S.A. (a)	1,339,984
31,400	Q-Cells AG (a)	766,368
52,700	Renewable Energy Corp. AS (a)	528,374
60,000	Solarworld AG	1,264,147
19,650	SunPower Corp., Class A(a)	659,454
20,200	Suntech Power Holdings Co. Ltd. (ADR) (a)(b)	190,082

		5,850,150

	Engineering & Construction—1.7%
5,750	Acciona S.A.	647,682
15,500	Layne Christensen Co. (a)	244,590

Shares	Common Stocks	Value

	Engineering & Construction— (cont’d)
33,900	Shaw Group, Inc. (The) (a)	$942,420

		1,834,692

	Environmental Control—7.3%
5,322,000	China Water Affairs Group Ltd. (a)	639,617
838,000	Hyflux Ltd.	972,348
87,300	Kurita Water Industries Ltd.	1,972,314
90,300	Nalco Holding Co.	885,843
500,000	Rentech, Inc. (a)	345,000
122,600	Tetra Tech, Inc. (a)	2,847,998
2,420,000	Tianjin Capital Environmental Protection	394,731

		8,057,851

	Food—1.9%
133,200	Cosan Ltd. (a)	428,904
81,600	Orkla ASA	542,407
185,000	Sao Martinho S.A. (a)	968,858
90,000	SunOpta, Inc. (a)	212,400

		2,152,569

	Forest Products & Paper—3.7%
33,500	Aracruz Celulose S.A. (ADR)	281,065
77,000	Plum Creek Timber Co., Inc. (REIT)	2,369,290
20,000	Precious Woods Holding AG (a)	610,050
27,050	Rayonier, Inc. (REIT)	796,352

		4,056,757

	Gas—1.8%
52,395	GDF Suez	2,004,584

	Investment Company—0.5%
47,500	Climate Exchange Plc (a)	611,210

	Machinery—3.1%
67,200	AGCO Corp. (a)	1,430,016
55,000	CNH Global N.V.	440,550
30,000	Deere & Co.	1,042,200
22,500	IDEX Corp.	508,725

		3,421,491

	Metal Fabricate/Hardware—1.3%
213,900	Mueller Water Products, Inc.	1,448,103

	Miscellaneous Manufacturing—2.1%
69,200	Pentair, Inc.	1,582,604
17,100	Roper Industries, Inc.	703,494

		2,286,098

	Oil & Gas—1.2%
12,500	Cheniere Energy, Inc. (a)(b)	44,000
33,500	Sasol Ltd.	891,956
15,900	Sasol Ltd. (ADR)	422,145

		1,358,101

	Semiconductors—0.3%
24,000	MEMC Electronic Materials, Inc. (a)	326,400

	Transportation—0.5%
133,000	All America Latina Logistica S.A.	504,483

	Water—18.9%
57,500	American States Water Co.	1,987,775
63,400	American Water Works Co., Inc.	1,342,812
145,000	Aqua America, Inc.	3,007,300
39,400	Artesian Resources Corp., Class A	616,216
89,950	Athens Water Supply & Sewage Co. S.A. (The)	662,042
55,300	California Water Service Group	2,405,550
81,000	Cia de Saneamento Basico do Estado de Sao Paulo	876,336
160,000	Cia de Saneamento de Minas Gerais-COPASA	1,320,690
1,500,000	Inversiones Aguas Metropolitanas S.A.	1,264,181
5,610,000	Manila Water Co., Inc.	1,201,092
430,900	Northumbrian Water Group Plc	1,461,905
215,200	Pennon Group Plc	1,401,728
113,500	Severn Trent Plc	1,789,441
59,200	Southwest Water Co.	265,216
13,725	Suez Environnement S.A. (a)	218,710
91,181	United Utilities Group Plc	712,080

1	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Water— (cont’d)
13,600	Veolia Environnement	$306,038

		20,839,112

	Total Long-Term Investments (Cost—$212,168,950)—97.3%	107,303,801

Shares/Beneficial Interest	Short-Term Securities

	Money Market Funds—5.0%
3,719,454	BlackRock Liquidity Funds, TempFund, 1.25%(c)(d)	3,719,454
1,806,950	BlackRock Liquidity Series, LLC, Money Market Series, 0.60%(c)(d)(e)	1,806,950

	Total Short-Term Securities (Cost—$5,526,405)—5.0%	5,526,404

	Total Investments Before Outstanding Options Written
	(Cost—$217,695,355*)—102.3%	112,830,205

Contracts	Options Written

	Exchange-Traded Call Options Written—(0.4)%
(100)	AGCO Corp., strike price $25, expires 02/23/09	(5,750)
(121)	AGCO Corp., strike price $30, expires 02/23/09	(1,210)
(180)	Agrium, Inc., strike price $40, expires 02/23/09	(8,100)
(200)	American Superconductor Corp., strike price $20, expires 02/23/09	(5,000)
(150)	Aqua America, Inc., strike price $20, expires 02/23/09	(16,500)
(100)	Aqua America, Inc., strike price $20, expires 03/23/09	(14,500)
(25)	Archer Daniels Midland Co., strike price $25, expires 03/23/09	(9,125)
(115)	Bunge Ltd., strike price $50, expires 02/23/09	(6,900)
(70)	CF Industries Holdings, Inc., strike price $55, expires 03/23/09	(17,850)
(90)	CNH Global NV, strike price $20, expires 02/23/09	(1,800)
(100)	CNH Global NV, strike price $20, expires 03/23/09	(2,000)
(50)	Deere & Co., strike price $45, expires 02/23/09	(875)
(50)	Deere & Co., strike price $45, expires 03/23/09	(2,500)
(15)	First Solar, Inc., strike price $165, expires 02/23/09	(3,487)
(10)	First Solar, Inc., strike price $170, expires 02/23/09	(1,600)
(65)	FPL Group, Inc., strike price $60, expires 03/23/09	(975)
(35)	General Cable Corp., strike price $20, expires 02/23/09	(1,225)
(35)	General Cable Corp., strike price $20, expires 03/23/09	(3,500)
(50)	IDEX Corp., strike price $25, expires 02/23/09	(2,000)
(20)	IDEX Corp., strike price $25, expires 03/23/09	(1,850)
(160)	Itron, Inc., strike price $65, expires 02/23/09	(70,400)
(30)	Itron, Inc., strike price $65, expires 03/23/09	(19,200)
(15)	Layne Christensen Co., strike price $20, expires 02/23/09	(562)
(37)	Layne Christensen Co., strike price $22.50, expires 02/23/09	(1,110)
(80)	MEMC Electronic Materials, Inc., strike price $17.50, expires 03/23/09	(2,600)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (cont’d)
(120)	Monsanto Co., strike price $85, expires 02/23/09	$(8,100)
(50)	Monsanto Co., strike price $90, expires 02/23/09	(1,125)
(50)	Monsanto Co., strike price $90, expires 03/23/09	(6,000)
(182)	Mosaic Co. (The), strike price $45, expires 03/23/09	(14,560)
(200)	Mueller Water Products, Inc., strike price $7.50, expires 02/23/09	(13,500)
(100)	Nalco Holding Co., strike price $12.50, expires 03/23/09	(3,750)
(80)	Ormat Technologies, Inc., strike price $30, expires 03/23/09	(34,400)
(255)	Plum Creek Timber Co., Inc. (REIT), strike price $40, expires 02/23/09	(3,187)
(60)	Potash Corp. of Saskatchewan, strike price $85, expires 03/23/09	(21,300)
(90)	Quanta Services, Inc., strike price $22.50, expires 03/23/09	(16,425)
(90)	Rayonier, Inc. (REIT), strike price $35, expires 02/23/09	(2,025)
(56)	Roper Industries, Inc., strike price $50, expires 02/23/09	(840)
(84)	Sasol Ltd., (ADR), strike price $30, expires 03/23/09	(12,390)
(75)	Sasol Ltd., (ADR), strike price $35, expires 02/23/09	(750)
(57)	Shaw Group, Inc. (The), strike price $25, expires 02/23/09	(22,230)
(55)	Shaw Group, Inc. (The), strike price $30, expires 02/23/09	(6,738)
(65)	SunPower Corp., Class A, strike price $40, expires 03/23/09	(15,438)
(67)	Suntech Power Holdings Co. Ltd. (ADR), strike price $15, expires 03/23/09	(1,675)
(400)	Tetra Tech, Inc., strike price $22.50, expires 03/23/09	(101,000)
(120)	Watts Water Technologies, Inc., strike price $25, expires 03/23/09	(10,800)

	Total Exchange-Traded Call Options Written	(496,852)

	Over-the-Counter Call Options Written—(0.7)%
(20)	Acciona SA, strike price 92 EUR, expires 03/20/09, broker Morgan Stanley & Co., Inc.	(14,209)
(19,000)	American States Water Co., strike price $39, expires 02/02/09, broker UBS Securities LLC	(616)
(21,000)	American Water Works Co., Inc., strike price $21.50, expires 03/20/09, broker Citigroup Global Markets	(19,471)
(23,000)	Aqua America, Inc., strike price $20.74, expires 02/27/09, broker JPMorgan Chase Securities	(12,220)
(11,000)	Aracruz Celulose SA (ADR), strike price $11.34, expires 02/20/09, broker UBS Securities LLC	(170)
(16,500)	Archer Daniels Midland Co., strike price $32.50, expires 02/27/09, broker UBS Securities LLC	(4,734)
(18,300)	California Water Service Group, strike price $46.13, expires 02/25/09, broker Citigroup Global Markets	(28,244)
(53,000)	Cia de Saneamento de Minas Gerais-COPASA, strike price $19.57, expires 03/30/09, broker UBS Securities LLC	(25,440)

JANUARY 31, 2009	2

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (cont’d)
(15,800)	Climate Exchange Plc, strike price 9.49 GBP, expires 02/10/09, broker UBS Securities LLC	$(5,856)
(25,000)	Cresud SACIF y A (ADR), strike price $8.11, expires 03/27/09, broker UBS Securities LLC	(29,488)
(7,000)	FPL Group, Inc., strike price $52, expires 02/17/09, broker Citigroup Global Markets	(7,799)
(27,650)	Gamesa Corp. Tecnologica SA, strike price 13.72 EUR, expires 03/31/09, broker Goldman Sachs & Co.	(21,727)
(100)	GDF Suez, strike price 34 EUR, expires 02/20/09, broker Goldman Sachs & Co.	(2,993)
(75)	GDF Suez, strike price 34 EUR, expires 03/20/09, broker Morgan Stanley & Co., Inc.	(7,202)
(90,000)	Hera SpA, strike price 1.69 EUR, expires 03/03/09, broker Morgan Stanley & Co., Inc.	(3,099)
(150,000)	Hyflux Ltd., strike price 1.98 SGD, expires 02/25/09, broker Goldman Sachs & Co.	(6,655)
(109,500)	Iberdrola Renovables SA, strike price 3.37 EUR, expires 03/30/09, broker Goldman Sachs & Co.	(17,206)
(62,200)	Iberdrola SA, strike price 6.39 EUR, expires 03/31/09, broker Citigroup Global Markets	(32,772)
(66,000)	Incitec Pivot Ltd., strike price 2.87 AUD, expires 02/25/09, broker JPMorgan Chase Securities	(3,852)
(43,000)	Israel Chemicals Ltd., strike price 29.40 ILS, expires 03/31/09, broker UBS Securities LLC	(1,962)
(18,500)	Johnson Matthey Plc, strike price 9.89 GBP, expires 03/31/09, broker Banc Of America Securities	(24,393)
(80)	K+S AG, strike price 38 EUR, expires 03/20/09, broker Morgan Stanley & Co., Inc.	(32,251)
(80)	K+S AG, strike price 46 EUR, expires 02/20/09, broker Morgan Stanley & Co., Inc.	(1,187)
(8,000)	Kingspan Group Plc, strike price 3.65 EUR, expires 02/10/09, broker UBS Securities LLC	(17)
(14,000)	Kurita Water Industries Ltd., strike price 2,486 JPY, expires 03/24/09, broker Goldman Sachs & Co.	(20,629)
(14,800)	Kurita Water Industries Ltd., strike price 2774.16 JPY, expires 03/10/09, broker Goldman Sachs & Co.	(8,610)
(63,000)	Makhteshim-Again Industries Ltd., strike price 13.49 ILS, expires 03/31/09, broker UBS Securities LLC	(643)
(30,000)	Mueller Water Products, Inc., strike price $8.42, expires 03/30/09, broker UBS Securities LLC	(5,880)
(20,000)	Nalco Holding Co., strike price $14.34, expires 02/20/09, broker Goldman Sachs & Co.	(322)
(75,000)	Northumbrian Water Group Plc, strike price 2.56 GBP, expires 03/31/09, broker UBS Securities LLC	(9,258)
(71,000)	Northumbrian Water Group Plc, strike price 2.70 GBP, expires 03/12/09, broker Morgan Stanley & Co.	(3,680)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (cont’d)
(4,500)	Novozymes A/S, strike price 460.17 DKK, expires 03/31/09, broker Banc of America Securities	$(37,528)
(13,500)	Orkla ASA, strike price 47.32 NOK, expires 02/10/09, broker UBS Securities LLC	(2,722)
(13,500)	Orkla ASA, strike price 50.30 NOK, expires 03/31/09, broker Goldman Sachs & Co.	(4,591)
(22,000)	Pentair, Inc., strike price $28.65, expires 02/06/09, broker Citigroup Global Markets	—
(60)	Potash Corp. of Saskatchewan, strike price $92, expires 03/11/09, broker Jefferies & Co., Inc.	(9,358)
(100)	Q-Cells AG, strike price 28 EUR, expires 03/20/09, broker Morgan Stanley & Co., Inc.	(8,059)
(9,000)	Renewable Energy Corp. AS, strike price 81.65 NOK, expires 03/31/09, broker Goldman Sachs & Co.	(9,049)
(9,000)	Renewable Energy Corp. AS, strike price 82.94 NOK, expires 02/10/09, broker Morgan Stanley & Co.	(1,370)
(11,000)	Sasol Ltd., strike price 304.70 ZAR, expires 03/31/09, broker UBS Securities LLC	(30,474)
(37,500)	Severn Trent Plc, strike price 12.04 GBP, expires 03/31/09, broker Morgan Stanley & Co., Inc.	(20,885)
(1,500,000)	Sinofert Holdings Ltd., strike price 4.54 HKD, expires 02/25/09, broker Goldman Sachs & Co.	(76,524)
(40,000)	SLC Agricola SA, strike price $12.82, expires 03/30/09, broker Goldman Sachs & Co.	(17,200)
(20,000)	Solarworld AG, strike Price 18.50 EUR, expires 03/31/09, broker Morgan Stanley & Co., Inc.	(31,032)
(19,500)	Southwest Water Co., strike price $4.57, expires 03/30/09, broker UBS Securities LLC	(17,630)
(46)	Suez Environnement SA, strike price 13 EUR, expires 02/20/09, broker Goldman Sachs & Co.	(1,828)
(2,500)	Syngenta AG, strike price 230 CHF, expires 03/18/09, broker Citigroup Global Markets	(27,049)
(1,250)	Syngenta AG, strike price 235.41 CHF, expires 03/03/09, broker Morgan Stanley & Co., Inc.	(7,928)
(17,500)	Trimble Navigation Ltd., strike price $16.62, expires 03/20/09, broker Goldman Sachs & Co.	(11,279)
(30,000)	Umicore, strike price 15.23 EUR, expires 03/31/09, broker UBS Securities LLC	(35,619)
(15,000)	United Utilities Group Plc, strike price 5.95 GBP, expires 02/10/09, broker Banc of America Securities	(49)
(45)	Veolia Environnement, strike price 20 EUR, expires 03/20/09, broker Morgan Stanley & Co., Inc.	(3,371)
(23,000)	Vestas Wind Systems A/S, strike price $327.70 DKK, expires 03/31/09, broker Goldman Sachs & Co.	(51,189)
(150)	Watts Water Technologies, Inc., strike price $26, expires 04/03/09, broker Jefferies & Co., Inc.	(12,134)

	Total Over-the-Counter Call Options Written	(769,453)

	Total Options Written (Premiums Received $1,701,792)—(1.1)%	(1,266,305)

3	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Value

Total Investments Net of Outstanding Options Written—101.2%	$111,563,900
Liabilities in Excess of Other Assets—(1.2)%	(1,303,797)

Net Assets—100.0%	$110,260,103

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$217,670,517

Gross unrealized appreciation	$242,338
Gross unrealized depreciation	(105,082,650)

Net unrealized depreciation	$(104,840,312)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	3,719,454	$2,002
BlackRock Liquidity Series, LLC, Money Market Series	112,450	$2,746

(e)	Security purchased with the cash proceeds from securities loans.

•	Forward foreign exchange contracts as of January 31, 2009 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)

USD	4,334	NOK	29,000	2/02/09	$146
USD	69,573	DKK	395,000	2/02/09	1,726
USD	27,172	GBP	19,000	2/02/09	(362)
USD	4,290	GBP	3,000	2/02/09	(57)
USD	6,368	NOK	43,000	2/02/09	159
USD	16,320	ZAR	163,000	2/03/09	363
USD	157,368	EUR	120,000	2/02/09	3,721
USD	19,671	EUR	15,000	2/02/09	465

Total					$6,161

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel

JPY	—	Japanese Yen
NOK	—	Norwegian Krone
REIT	—	Real Estate Investment Trust
SGD	—	Singapore Dollar
USD	—	U.S. Dollar
ZAR	—	South African Rand

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Assets	Liabilities

Level 1	$66,314,274	$—	$(496,852)
Level 2	46,515,931	6,580	(769,872)
Level 3	—	—	—

Total	$112,830,205	$6,580	$(1,266,724)

**	Other financial instruments are options and forward foreign exchange contracts.

The following table is a reconciliation of Level 3 investments and other financial instruments for which significant unobservable inputs were used to determine fair value:

Investments in Securities

Assets

Balance, as of October 31, 2008	$1,999,954
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in/out of Level 3	(1,999,954)

Balance, as of January 31, 2008	$—

JANUARY 31, 2009	4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EcoSolutions Investment Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock EcoSolutions Investment Trust

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock EcoSolutions Investment Trust

Date: March 25, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EcoSolutions Investment Trust

Date: March 25, 2009